UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Cambrian Capital, L.P.
Address:              45 Coolidge Point
                      Manchester, MA 01944

Form 13F File Number: 028-12248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Durante
Title:                Chief Financial Officer
Phone:                (978) 526-7010

Signature, Place, and Date of Signing:

/s/ Karen Durante               Manchester, MA               May 1, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          2

No.:     Form 13F File Number:         Name:
1        028-12250                     Ernst H. von Metzsch
2        028-12249                     Roland A. von Metzsch

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     242,725
                                            (x$1000)

                                 FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: CAMBRIAN CAPITAL, L.P.
                                      As of 3/31/07

  Column 1                    Column 2      Column 3   Column 4       Column 5         Column 6   Column 7     Column 8

                                                                                                                Voting
  Name of                     Title of       CUSIP      Value     TOTAL    SH/ PUT/   Investment   Other       Authority
  Issuer                       Class                   (X$1000)   SHARES   PRN CALL   Discretion  Managers

                                                                                                           Sole  Shared  None

GLOBALSANTAFE CORP            SHS            G3930E101    9,863   159,900   SH        DEFINED      1,2           159,900
NABORS INDUSTRIES LTD         SHS            G6359F103    1,694    57,100   SH        DEFINED      1,2            57,100
TRANSOCEAN INC                ORD            G90078109   11,863   145,200   SH        DEFINED      1,2           145,200
WEATHERFORD INTERNATIONAL LT  COM            G95089101   12,651   280,500   SH        DEFINED      1,2           280,500
ALCAN INC                     COM            013716105      574    11,000   SH        DEFINED      1,2            11,000
ALUMINA LTD                   SPONSORED ADR  022205108      494    21,000   SH        DEFINED      1,2            21,000
ANGLOGOLD ASHANTI LTD         SPONSORED ADR  035128206    1,561    35,000   SH        DEFINED      1,2            35,000
APACHE CORP                   COM            037411105   10,782   152,500   SH        DEFINED      1,2           152,500
ARCELOR MITTAL                NY REG SH CL A 03937E101      899    17,000   SH        DEFINED      1,2            17,000
ARENA RESOURCES INC           COM            040049108    6,275   125,200   SH        DEFINED      1,2           125,200
BHP BILLITON LTD              SPONSORED ADR  088606108    2,907    60,000   SH        DEFINED      1,2            60,000
CAMECO CORP                   COM            13321L108   10,182   248,700   SH        DEFINED      1,2           248,700
CANO PETE INC                 COM            137801106      593   131,100   SH        DEFINED      1,2           131,100
CANADIAN NAT RES LTD          COM            136385101    6,065   109,900   SH        DEFINED      1,2           109,900
CHALLENGER ENERGY CORP        COM            15758N101      810   331,800   SH        DEFINED      1,2           331,800
CHESAPEAKE ENERGY CORP        COM            165167107    3,150   102,000   SH        DEFINED      1,2           102,000
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR  204412209    3,418    92,400   SH        DEFINED      1,2            92,400
CONSOL ENERGY INC             COM            20854P109    4,261   108,900   SH        DEFINED      1,2           108,900
DENBURY RES INC               COM NEW        247916208   10,465   351,300   SH        DEFINED      1,2           351,300
EOG RES INC                   COM            26875P101    8,689   121,800   SH        DEFINED      1,2           121,800
EXXON MOBIL CORP              COM            30231G102    8,088   107,200   SH        DEFINED      1,2           107,200
FLOTEK INDS INC DEL           COM            343389102    2,850   100,000   SH        DEFINED      1,2           100,000
FREEPORT-MCMORAN COPPER & GO  CL B           35671D857    4,023    60,781   SH        DEFINED      1,2            60,781
FRONTEER DEV GROUP INC        COM            35903Q106    2,486   193,800   SH        DEFINED      1,2           193,800
GASTAR EXPL LTD               COM            367299104      588   261,400   SH        DEFINED      1,2           261,400
HALLIBURTON CO                COM            406216101   10,049   316,600   SH        DEFINED      1,2           316,600
HERCULES OFFSHORE INC         COM            427093109    2,705   103,000   SH        DEFINED      1,2           103,000
IAMGOLD CORP                  COM            450913108      370    48,000   SH        DEFINED      1,2            48,000
IVANHOE MINES LTD             COM            46579N103      574    50,000   SH        DEFINED      1,2            50,000
NATIONAL OILWELL VARCO INC    COM            637071101    3,329    42,800   SH        DEFINED      1,2            42,800
NEWFIELD EXPL CO              COM            651290108    3,570    85,600   SH        DEFINED      1,2            85,600
NEWMONT MINING CORP           COM            651639106    1,092    26,000   SH        DEFINED      1,2            26,000
NEXEN INC                     COM            65334H102    8,156   133,050   SH        DEFINED      1,2           133,050
OCCIDENTAL PETE CORP DEL      COM            674599105   13,393   271,600   SH        DEFINED      1,2           271,600
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408    5,234    52,600   SH        DEFINED      1,2            52,600
QUICKSILVER RESOURCES INC     COM            74837R104    4,673   117,500   SH        DEFINED      1,2           117,500
ROWAN COS INC                 COM            779382100    2,792    86,000   SH        DEFINED      1,2            86,000
SAN JUAN BASIN RTY TR         UNIT BEN INT   798241105    2,262    72,420   SH        DEFINED      1,2            72,420
SASOL LTD                     SPONSORED ADR  803866300    1,368    41,400   SH        DEFINED      1,2            41,400
SCHLUMBERGER LTD              COM            806857108    7,525   108,900   SH        DEFINED      1,2           108,900
SOUTHWESTERN ENERGY CO        COM            845467109    5,221   127,400   SH        DEFINED      1,2           127,400
SUNCOR ENERGY INC             COM            867229106   10,685   139,950   SH        DEFINED      1,2           139,950
TALISMAN ENERGY INC           COM            87425E103   14,445   822,600   SH        DEFINED      1,2           822,600
ULTRA PETROLEUM CORP          COM            903914109    5,483   103,200   SH        DEFINED      1,2           103,200
VALERO ENERGY CORP NEW        COM            91913Y100    2,038    31,600   SH        DEFINED      1,2            31,600
W-H ENERGY SVCS INC           COM            92925E108    3,692    79,000   SH        DEFINED      1,2            79,000
XTO ENERGY INC                COM            98385X106    8,205   149,700   SH        DEFINED      1,2           149,700
YAMANA GOLD INC               COM            98462Y100      632    44,000   SH        DEFINED      1,2            44,000
